CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025		Dec. 31, 2024
Current assets
Cash	$ 2,736,582		$ 2,395,213
Accounts receivable - net of allowance for credit loss	2,134,188		1,560,379
Contract asset	303,910		206,750
Inventories, net	117,972		386,564
Forward purchase agreement derivative asset			1,471,000
Working capital advances			266,831
Prepaid expenses and other current assets	597,563		1,132,660
Current assets from discontinued operations	2,280,343		912,035
Total current assets	8,170,558		8,331,432
Right-of-use asset - operating lease	146,975		117,814
Right-of-use asset - finance lease	54,147		130,774
Property and equipment, net	624,519		926,071
Goodwill	5,216,788		1,728,108
Intangible assets, net	1,887,398		1,174,791
Non - current assets from discontinued operations	20,069,739		347,552
Total Assets	36,170,124		12,756,542
Current liabilities
Accounts payable	6,242,831		10,306,030
Accrued expenses and other current liabilities	1,456,008		2,761,162
Contingent consideration liability	1,441,164		259,243
Debt, net of debt discount	6,214,932		6,936,554
Convertible debt, at fair value	5,321,303		8,542,323
Derivative liabilities	234,389		4,229,478
Operating lease liability	57,510		87,021
Finance lease liability	58,398		103,392
Contract liabilities	705,563		560,107
3(a)(10) Settlement Agreement, at fair value	3,634,000
Other payable	250,000
Current liabilities from discontinued operations	7,293,806		792,935
Total current liabilities	32,909,904		34,578,245
Debt, net of current portion	824,344		1,206,700
Operating lease liabilities, net of current portion	96,714		61,094
Finance lease liabilities, net of current portion	43,749		91,726
Contingent consideration liability, net of current portion	330,226		434,174
Non-current liabilities from discontinued operations	389,724		171,110
Total liabilities	34,594,661		36,543,049
Commitments and Contingencies (Note 11)
Stockholders' Deficit:
Preferred stock Series A, $0.0001 par value, 10,000,000 shares authorized as of December 31, 2025 and 2024, no shares issued or outstanding as of December 31, 2025 and 2024	0		0
Common stock, $0.0001 par value, 250,000,000 shares and 100,000,000 shares authorized as of December 31, 2025 and 2024 respectively, 4,789,230 and 909,165 issued and outstanding as of December 31, 2025 and 2024, respectively	479	[1]	91
Additional paid-in-capital	60,164,021		20,155,738
Accumulated deficit	(61,671,149)		(45,426,099)
Accumulated other comprehensive loss from discontinuing operations	(20,333)		166,007
Total ConnectM Technology Solutions, Inc.'s stockholders' equity/(deficit)	(1,526,982)		(25,104,263)
Noncontrolling interest from continuing operations	1,555,140		1,317,756
Noncontrolling interest from discontinuing operations	1,547,305
Total stockholders' equity	1,575,463		(23,786,507)
Total liabilities and stockholders' equity	$ 36,170,124		$ 12,756,542

[1]	Amounts have been adjusted to reflect the 1-for-32 reverse stock split that became effective for market purposes on April 20, 2026. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.